RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual)	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Due from Related Parties	$ 41,623		$ 41,445	$ 44,986		$ 41,445	$ 38,554	$ 41,480
Debt Instrument, Basis Spread on Variable Rate	1.00%	1.00%
Repayments of Other Debt	$ 37,837	CAD 44,000
Accrued interest receivable	392		$ 392			1,148	756
Convertible Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.00%
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 85,947	CAD 95,000
Stock Issued During Period, Shares, Issued for Services | shares				331,443	331,443
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	16,941		$ 8,812	$ 0		8,812	878	7,025
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	1,118		2,694	4,220		2,694	2,970	1,490
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	0		3,284	5,930		3,284	856	9,752
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	0		$ 116	$ 0		$ 116	$ 346	$ 0
Vp Us Operations [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 102